Condensed Financial Information - Parent Company Only - Condensed Statements of Profit or Loss and Other Comprehensive Income (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about consolidated structured entities [line items]
REVENUE	₸ 1,913,490	₸ 1,270,592	₸ 884,822
Other (losses) gains	23,200	16,384	(4,746)
COSTS AND OPERATING EXPENSES	(891,486)	(550,018)	(356,020)
General & administrative expenses	(29,468)	(24,772)	(23,685)
NET INCOME BEFORE TAX	1,022,004	720,574	528,802
Income tax	(173,234)	(131,730)	(93,588)
NET INCOME	848,770	588,844	435,214
Other comprehensive income	19,121	(11,923)	(2,601)
Total Comprehensive Income	867,891	576,921	432,613
Parent
Disclosure of information about consolidated structured entities [line items]
REVENUE	602,137	432,661	317,436
Dividend income from banking subsidiaries	283,352	200,930	173,709
Dividend income from other subsidiaries	296,700	213,819	139,475
Interest income	22,324	16,762	4,212
Other (losses) gains	(238)	1,150	40
COSTS AND OPERATING EXPENSES	(24,544)	(21,173)	(20,476)
General & administrative expenses	(24,528)	(20,818)	(20,466)
Fee and commission expense	(16)	(355)	(10)
NET INCOME BEFORE TAX	577,594	411,488	296,960
Income tax	(3,705)	(3,357)	(620)
NET INCOME	573,889	408,131	296,340
Total Comprehensive Income	₸ 573,889	₸ 408,131	₸ 296,340